Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Components Of Tax Expense (Benefit)

		Successor	Successor	Successor	Successor	Predecessor
		Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	Note	€m	€m	€m	€m	€m
Current tax expense
Current tax on profits/loss for the period		(37.5)	(58.9)	(18.0)	—	(41.2)
Adjustments in respect of prior periods		3.2	(0.6)	(2.3)	—	15.2
		(34.3)	(59.5)	(20.3)	—	(26.0)
Deferred tax income/(expense)
Origination and reversal of temporary differences		(2.1)	12.9	10.4	—	(14.9)
Impact of change in tax rates		4.4	7.0	22.2	—	—
	16	2.3	19.9	32.6	—	(14.9)
Total tax (expense)/credit		(32.0)	(39.6)	12.3	—	(40.9)

Reconciliation Of Effective Tax Rate
Reconciliation of effective tax rate:

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
Profit/(loss) before tax	168.5	76.0	(349.6)	(167.5)	(87.1)
Tax (charge)/credit at the standard UK corporation tax rate 19.25% (2016: 20%; 2015: 20.25%)	(32.5)	(15.2)	70.8	33.9	17.6
Difference in tax rates	(10.0)	(10.0)	(67.5)	(33.9)	(4.6)
Non tax deductible interest	4.4	—	(9.9)	—	(8.7)
Other income and expenses not taxable or deductible	16.8	(7.4)	1.0	—	(21.6)
Unrecognized tax assets	(19.3)	(1.8)	(2.1)	—	(30.9)
Provisions for uncertainties	1.0	(11.6)	0.1	—	(7.9)
Impact of change in deferred tax rates	4.4	7.0	22.2	—	—
Prior period adjustment	3.2	(0.6)	(2.3)	—	15.2
Total tax (expense)/credit	(32.0)	(39.6)	12.3	—	(40.9)

Income Tax Relating to Components Of Other Comprehensive Income
The tax (credit)/charge relating to components of other comprehensive income is as follows:
Successor

		Before tax	Tax charge/ (credit)	After tax
Year ended December 31, 2017	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(2.9)	2.0	(0.9)
Net investment hedge		0.8	—	0.8
Cash flow hedges		16.4	(5.0)	11.4
Other comprehensive loss		14.3	(3.0)	11.3
Current tax		—	—	—
Deferred tax	16	—	(3.0)	—
		—	(3.0)	—
		Before tax	Tax charge	After tax
Year ended December 31, 2016	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		23.6	6.3	29.9
Net investment hedge		0.5	—	0.5
Cash flow hedges		(10.1)	2.8	(7.3)
Other comprehensive loss		14.0	9.1	23.1
Current tax		—	—	—
Deferred tax	16	—	9.1	—
		—	9.1	—
		Before tax	Tax charge	After tax
Nine months ended December 31, 2015	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(19.4)	6.1	(13.3)
Net investment hedge		4.4	—	4.4
Cash flow hedges		(1.6)	0.5	(1.1)
Other comprehensive (income)/loss		(16.6)	6.6	(10.0)
Current tax		—	—	—
Deferred tax	16	—	6.6	—
		—	6.6	—

Predecessor
		Before tax	Tax credit	After tax
5 months ended May 31, 2015	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		2.5	(0.7)	1.8
Net investment hedge		(44.7)	—	(44.7)
Cash flow hedges		—	—	—
Other comprehensive income		(42.2)	(0.7)	(42.9)
Current tax		—	—	—
Deferred tax	16	—	(0.7)	—
		—	(0.7)	—